Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Charter revenue	$ 0	$ 2,588	$ 2,863
Total operating revenues	0	2,588	2,863
Gain on sale of asset	0	60	0
Administrative expenses	(158)	(108)	(136)
Depreciation	0	(87)	(241)
Total operating expenses	(158)	(195)	(377)
Net operating (loss) income	(158)	2,453	2,486
Other income (expenses)
Interest income	3	6	35
Interest expense	0	(261)	(937)
Other financial items	0	(3,011)	0
Amortization of deferred charges	0	(19)	(4)
Total other income (expenses)	3	(3,285)	(906)
Net (loss) income	(155)	(832)	1,580
Retained earnings at the start of the year	7,694	8,526	6,946
Dividend	(6,700)	0	0
Retained earnings at the end of the year	$ 839	$ 7,694	$ 8,526